CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20190

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, OH 43204
 (Address of principal executive offices) (Zip code)

Mr. Steve Howard
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas, 24th Floor
New York, NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (614) 488-0703

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.
Please contact us with any questions.















BEAUMONT FUND, LLC

FINANCIAL STATEMENTS

June 30, 2003
(unaudited)


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


 PAGES


Financial Statements (unaudited)

 Statement of Assets and Liabilities 1

 Schedule of Investments in Securities 2  5

 Statement of Operations 6

 Statement of Changes in Members' Capital (Net Assets) 7

 Notes to Financial Statements 8  11






1.	ASSETS
 Investment securities at fair value (cost $5,279,531) $ 6,642,703 Cash and cash equivalents 3,516,417
 Interest and dividends receivable 9,158
 _____________________

    Total assets 10,168,278
 _____________________

LIABILITIES
 Securities sold short at fair value (proceeds $2,447,252)
3,132,305
 Member subscription received in advance 91,478
 Member repurchases payable 70,835
 Dividends payable 100
 Expenses payable 2,004
 _____________________

    Total liabilities 3,296,722
 _____________________

NET ASSETS $ 6,871,556
 ===================


MEMBERS' CAPITAL (Net Assets)
 Represented by:
  Capital subscriptions, net $ 6,143,061
  Accumulated net investment income 35,453
  Accumulated net realized gain 14,923
  Accumulated net unrealized appreciation 678,119
 _____________________

    Total members' capital (net assets) $ 6,871,556
 ===================









INVESTMENT SECURITIES
 Common Stocks         Shares    Fair Value   % of Net Assets
  Consumer, Cyclical
   Home Construction
    Clayton Homes      15,668    $196,634   2.86%

   Retail, hardline
    Carmax*      8,954    269,963   3.93%

   Building Materials
    Masco      11,100    264,735   3.85%

  Total Consumer, Cyclical          731,332   10.64%

  Consumer Staples
   Tobacco
    Altria Group      8,412    382,241
    Carolina Group      12,822    346,194
            728,435   10.60%
   Retail Distribution, hardline
    Handleman*      14,805    236,880   3.45%

   Conglomerate
    Loews Corporation      7,397    349,804   5.09%

   Media
    Viacom  Class B*      4,525    197,562   2.88%

  Total Consumer Staples          1,512,681   22.01%

  Financial
   Diversified Financial
    AXA      9,292    145,048
    Citigroup      6,674    285,647
    JP Morgan Chase      9,913    338,826
            769,521   11.20%
   Insurance
    American International Group      4,588    253,166
    Jefferson Pilot      4,679    193,991
    Travelers Property Casualty Class A      13,364    212,488
            659,645   9.60%
   Banking
    Fremont General      24,335    333,390
    Washington Mutual      4,096    169,165
            502,554   7.31%
   Real Estate
    iSTAR Financial      7,877    287,511   4.18%

  Total  Financial          2,219,231   32.30%





INVESTMENT SECURITIES (CONTINUED)
 Common Stocks (continued)         Shares    Fair Value   % of Net
Assets
  Healthcare
   Managed Care
    Wellpoint Health Networks*      4,167    $351,278   5.11%

   Biotechnology
    Amgen*      2,900    191,227   2.78%

   Pharmaceuticals
    Merck      3,208    194,244   2.83%

  Total  Healthcare          736,749   10.72%


  Technology
   Consumer Electronics
    Nam Tai Electronics      9,713    411,831   5.99%

   Software
    Microsoft*      5,870    150,507   2.19%

   Wireless Communications
    Nokia      7,320    120,268   1.75%

   Semiconductors
    Intel      3,315    68,985   1.00%

  Total  Technology          751,591   10.94%

  Transportation
   Air Freight
    Federal Express      3,208    198,992   2.90%

   Railroads
    Genesee & Wyoming*      15,209    312,849   4.55%

  Total Transportation          511,841   7.45%

  Utilities
   Electric
    American Electric Power      6,010    179,278   2.61%

  Total - Utilities          179,278   2.61%

    Total investment securities (cost - $5,279,531)        $6,642,703
96.67%





SECURITIES SOLD SHORT
 Common Stocks         Shares    Fair Value   % of Net Assets
  Communications
   Fixed-Line Communications
    SBC Communications      (3,900)   $(99,645)  -1.45%

  Total - Communications          (99,645)  -1.45%

  Consumer, Cyclical
   Educational Services
    Apollo Group*      (2,100)   (129,780)
    Corinthian Colleges*      (3,650)   (176,332)
    Strayer Education      (2,240)   (178,192)
            (484,304)  -7.05%
   Retail, softline
    Bed, Bath & Beyond*      (2,600)   (100,932)
    Hot Topic*      (6,000)   (161,760)
    Wal-Mart      (1,110)   (59,574)
            (322,266)  -4.69%
   Building Materials
    Sherwin-Williams      (3,830)   (102,950)  -1.50%

  Total - Consumer Cyclical          (909,520)  -13.24%

  Consumer Staples
   Restaurants
    P.F. Chang's China Bistro *      (5,505)   (270,901)
    Panera Bread*      (5,900)   (236,000)
            (506,901)  -7.38%
   Food Retailers & Wholesalers
    Krispy Kreme Doughnuts*      (4,275)   (176,044)  -2.56%

   Specialty Retail
    Blockbuster      (3,050)   (51,392)  -0.75%

  Total - Consumer Staples          (734,337)  -10.69%

  Index
   Depository Receipts
    NASDAQ 100 Trust, Series 1 *      (3,000)   (89,850)  -1.31%

  Total - Index          (89,850)  -1.31%




SECURITIES SOLD SHORT (CONTINUED)
 Common Stocks (Continued)         Shares    Fair Value   % of Net
Assets
  Technology
   Retail, on-line
    Amazon.com*      (9,625)   $(349,580)  -5.09%

   Healthcare IT
    Neoforma*      (10,850)   (118,265)  -1.72%

   Wireless Communications
    Research In Motion*      (6,700)   (144,854)  -2.11%

   Leisure Goods & Services
    Electronic Arts*      (1,125)   (83,137)  -1.21%

   Semiconductors
    Maxim Integrated Products      (2,200)   (75,020)  -1.09%

  Total - Technology          (770,856)  -11.22%

  Transportation
   Air Freight
    United Postal Service - Class B      (3,175)   (202,248)  -2.94%

   Airlines
    JetBlue Airways*      (7,762)   (325,849)  -4.74%

  Total - Transportation          (528,097)  -7.69%

    Total securities sold short (proceeds - $2,447,252)
$(3,132,305)  -45.58%




INVESTMENT INCOME
 Interest   $ 7,864
 Dividends (net of $5,689 in dividends paid on securities
  sold short and foreign withholding taxes of $1,653) 62,625
 _____________________

    Total investment income 70,489
 _____________________

II.	EXPENSES
 Adviser management fee 37,855
 Operating expenses 10,455
 _____________________

    Total expenses 48,310
 _____________________

    Net investment income 22,179
 _____________________

REALIZED AND UNREALIZED GAIN FROM
 INVESTMENTS
  Net realized gain on investments 150,186
  Net realized gain on securities sold short 16,424
  Net change in unrealized appreciation 760,201
 _____________________

    Net realized and unrealized gain from investments 926,811
 _____________________

    Net increase in net assets from operations  948,990

    Less: Incentive allocation to Adviser (84,763)
      _____________________
    Net increase in net assets from operations
     available for distribution to members   $          864,227
      ===================






        Six Months Ended   July 1, 2002-
            June 30, 2003  December 31,
              (unaudited)        2003

Increase (decrease) in net assets from operations
 Net investment income
$        22,179                 $ 13,274
 Net realized gain (loss)
166,610 (151,687)
 Net change in unrealized appreciation
  (depreciation) on investments
760,201 (82,082)
 _____________________                 _____________________
 Net increase (decrease) in net assets
  from operations
948,990 (220,495)

Proceeds from member subscriptions
1,344,012 5,168,477
Repurchases of member interests
(285,000) (84,428)
 (and incentive allocation to Adviser and transfers
   to affiliated funds)
 _____________________                 _____________________

  Total increase in net assets
2,008,002 4,863,554

Net assets
 Beginning of period
4,863,554 0
 _____________________                _____________________

 End of period
$      6,871,556 $ 4,863,554
 ===================               ===================







Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 A. General Description of the Company

  Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 with below-average risk. The Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the Adviser) serves as the Company's investment adviser.

 B. Method of Reporting

  The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 C. Cash and Cash Equivalents

  Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

 D. Investment Securities

  Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.






Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 (CONTINUED)

 E. Short Sales

  The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities. Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

 F. Income Taxes

  The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

 G. Organization and Offering Costs
  During 2002, the Adviser incurred all of the costs in connection with the organization and initial and continuous offering costs of member interests in the Company. The Adviser has been reimbursed for $10,000 of such costs, representing the Adviser's initial capital account balance, through transfers from the other members' capital accounts into the Adviser's capital account in monthly installments. As of June 30, 2003, organization and offering costs have been fully charged to other members' capital accounts.

 H. Capital Accounts

  The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.





Note 2. ADVISER

 The Adviser of the Company is Prospero Capital Management LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

 The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. During the six months ended June 30, 2003, the Adviser agreed to charge a lower management fee rate to certain members, who were the Adviser's original investors.

 In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. During the six months ended June 30, 2003 the Adviser earned an inventive allocation of $84,763.

 The Adviser has agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%. As of June 30, 2003, approximately $70,000 of unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3. SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

 Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

 The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

 No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests (or portions thereof) from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.








Note 4. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities were $1,659,900 and $1,591,529, respectively. At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $678,119, consisting of $1,433,603 gross unrealized appreciation and $755,484 gross unrealized depreciation.

Note 5. FINANCIAL HIGHLIGHTS

 The following information presents the financial highlights of the Company for the six months ended June 30, 2003 and for
the period July 1, 2002 (commencement of operations) to
December 31, 2002.  This information has been derived from
information presented in the financial statements.
Six Months Ended
July 1, 2002-
    June 30, 2003
December 31,
     (unaudited)
2003

 Total return before incentive allocation to Adviser (1)
15.52%  (10.21)%

 Incentive Allocation to Adviser (1)
(1.41)% (0.00)%

_____________________              ____________________
 Total Return after incentive allocation to Adviser (1)
14.11% (10.21)%
  =============                    =============
 Ratios to average net assets: (2)
  Expenses
(1.78)% (1.84)%
   =============                   =============
  Interest and dividend income net of expenses
0.58% 0.97%
 =============                                  =============
 Supplemental data:
  Net assets End of period
$      6,871,556 $ 4,863,554
 ================                            ================
  Portfolio turnover rate (1)
19.0%                               56.8%
 =============                                   =============

 Total returns and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


 ______________________
 (1) Not annualized.
 (2) Annualized. The Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.






ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ANTENOR FUND, LLC
BEAUMONT FUND, LLC
CURAN FUND, LLC

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy
Generally
It is the policy of the Antenor Fund, Beaumont Fund, and Curan Fund (the "Funds") that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.
If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.
Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.
Conflicts of Interest
Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Funds' commitment to vote proxies in the best interest of their investors, how the proxy will be handled.
Proxy Voting Guidelines
While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:
Management Proposals
To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
III.	Standard Proposals
The Funds will generally support management proposals to:
?	Elect or re-elect members of the board of directors
?	Select outside auditors
?	Set the annual meeting date and location
?	Eliminate preemptive rights or dual classes of stock
?	Establish dividend reinvestment plans
?	Provide cumulative voting for directors
?	Indemnify directors, officers and employees
?	Change the name of the company
IV.	Capitalization Proposals
The Funds will generally support proposals to:
?	Increase the authorized number of common shares
?	Adjust par value
?	Establish flexible schedules of preferred dividends
?	Repurchase shares
?	Authorize stock splits or stock dividends
?	Establish anti-greenmail measures
V.	Non-Salary Compensation Programs
The Funds will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
?	Performance incentives
?	Stock option plans
?	Stock purchase or stock ownership plans
?	Thrift/Profit Sharing plans
However, the Funds tend not to support plans that:
?	Cause excessive dilution
?	Award options at deep discount to the market
?	Reprice options to executives
VI.	Anti-Takeover Measures
The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
?	Fair pricing procedures
?	Super majority rules
?	Board classification
?	Bars to written consent
?	Incumbent-entrenchment measures
?	Re-incorporation measures
?	Control share measures
VII.	Miscellaneous Corporate Governance Matters
The Funds will generally support proposals to:
?	Limit director liability
?	Authorize indemnification agreements
?	Meet SEC/NASD quorum requirements
?	Reorganize as a holding company
Shareholder Proposals
The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Funds therefore generally support the management's position on shareholder proposals presented by proxy.
Recordkeeping Procedures
The Funds will retain records relating to the voting of proxies, including:
?	A copy of policies, procedures or guidelines relating
to the voting of proxies.
?	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds
may rely on a third party to make and retain, on its
behalf, a copy of a proxy statement, provided that the
adviser has obtained an undertaking from the third
party to provide a copy of the proxy statement promptly
upon request or may rely on obtaining a copy of a proxy
statement from the Electronic Data Gathering, Analysis,
and Retrieval (EDGAR) system.
?	A record of each vote cast by the Funds on behalf of a
client.  The Funds may rely on a third party to make
and retain, on its behalf, a record of the vote cast,
provided that the adviser has obtained an undertaking
from the third party to provide a copy of the record
promptly upon request.
?	A copy of any document created by the Funds that was
material to making a decision regarding how to vote
proxies or that memorializes the basis for that
decision.
?	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds' investors, and a copy of any written response by the Funds to any client request for information on how the adviser voted proxies on behalf of the requesting client.
These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

           (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.   EXHIBITS.

           (a)   Not applicable.

           (b)   Attached hereto.

           Exhibit 99.CERT   Certifications pursuant to section
302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2003


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(unaudited)
______________
See accompanying notes.
-1-
BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2003
(unaudited)
______________
*Non-income producing security
See accompanying notes.
-6-
BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2003
(unaudited)
______________
BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(unaudited)
______________
See accompanying notes.
-8-
BEAUMONT FUND, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the six months ended June 30, 2003 and
For the period July 1, 2002 (commencement of operations) to December 31, 2002
______________
BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
(unaudited)
______________
-10-
BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(unaudited)
______________
-20-